Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2023 and 2022 are as follows:

	Balance as of December 31, 2023		Balance as of December 31, 2022
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	60,102	29,163	94,192	12,159
Foreign exchange derivatives instruments	1,595	-	3,189	-
Notes conversion option (Note 15)	-	794	-	4,688
Total	61,697	29,957	97,381	16,847

Maturities of notional and fair value amounts of interest rate derivatives designated as cash flow hedges
The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2023 and 2022.

Notionals	Balance as of December 31, 2023		Balance as of December 31, 2022
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	248,898	43,013	245,147	47,029
Between 1 and 2 years	279,215	95,701	310,393	102,476
Between 2 and 3 years	314,644	104,848	217,498	112,855
Subsequent years	523,564	264,563	659,186	280,016
Total	1,366,321	508,125	1,432,224	542,376

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2023 and 2022:

Fair value	Balance as of December 31, 2023		Balance as of December 31, 2022
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	3,957	(1,740)	10,868	(991)
Between 1 and 2 years	10,124	(5,347)	17,860	(2,189)
Between 2 and 3 years	12,070	(5,848)	12,257	(2,851)
Subsequent years	33,951	(16,228)	53,207	(6,128)
Total	60,102	(29,163)	94,192	(12,159)